share-based compensation - TELUS Corp restricted stock units vesting year (Details)	Jun. 30, 2018 CAD ($) EquityInstruments	Mar. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
2018
share-based compensation
Fixed cost per restricted stock units | $	$ 41.07
2019
share-based compensation
Fixed cost per restricted stock units | $	45.53
2020
share-based compensation
Fixed cost per restricted stock units | $	$ 48.71
Restricted stock units without market performance conditions share-based compensation
Number of non-vested restricted stock units	5,119,475	5,063,888	3,481,916
Fix-cost restricted stock units
share-based compensation
Number of non-vested restricted stock units	4,654,660
Fix-cost restricted stock units | 2018
share-based compensation
Number of non-vested restricted stock units	1,845,970
Fix-cost restricted stock units | 2019
share-based compensation
Number of non-vested restricted stock units	1,439,418
Fix-cost restricted stock units | 2020
share-based compensation
Number of non-vested restricted stock units	1,369,272
Variable-cost restricted stock units
share-based compensation
Number of non-vested restricted stock units	682,934
Variable-cost restricted stock units | 2018
share-based compensation
Number of non-vested restricted stock units	19,209
Variable-cost restricted stock units | 2019
share-based compensation
Number of non-vested restricted stock units	280,605
Variable-cost restricted stock units | 2020
share-based compensation
Number of non-vested restricted stock units	383,120
Restricted stock units without market performance conditions vesting in 2018 and 2019 share-based compensation
Number of non-vested restricted stock units	5,337,594
Restricted stock units without market performance conditions vesting in 2018 and 2019 | 2018
share-based compensation
Number of non-vested restricted stock units	1,865,179
Restricted stock units without market performance conditions vesting in 2018 and 2019 | 2019
share-based compensation
Number of non-vested restricted stock units	1,720,023
Restricted stock units without market performance conditions vesting in 2018 and 2019 | 2020
share-based compensation
Number of non-vested restricted stock units	1,752,392